Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,223	$ 1,377	$ 1,081
Increases:
Current year tax positions	51	77	182
Tax positions related to prior years	64	247	403
Decreases:
Tax positions related to prior years	(44)	(457)	(145)
Settlements with tax authorities	(25)	(2)	(138)
Lapse of statute of limitations	(37)	(19)	(6)
Effects of foreign currency translations	(2)	0	0
Balance, December 31	$ 1,230	$ 1,223	$ 1,377